Debt - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended									12 Months Ended		12 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended
	Jan. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 15, 2012	Mar. 05, 2012	Jun. 21, 2010	Dec. 31, 2012 Euros Denominated Revolver [Member]	Dec. 31, 2012 Swingline Loans [Member]	Dec. 31, 2012 Letters of Credit [Member]	Dec. 31, 2012 6.625% Notes and Debentures Due 15 April 2018 [Member]	Dec. 31, 2011 6.625% Notes and Debentures Due 15 April 2018 [Member]	Dec. 31, 2012 7.75% Notes and Debentures Due 1 August 2029 [Member]	Dec. 31, 2011 7.75% Notes and Debentures Due 1 August 2029 [Member]	Dec. 31, 2012 5.95% Notes and Debentures Due 15 March 2022 [Member]	Mar. 15, 2012 5.95% Notes and Debentures Due 15 March 2022 [Member]	Jan. 31, 2012 5.875% Notes and Debentures Due 15 July 2012 [Member]	Dec. 31, 2012 5.875% Notes and Debentures Due 15 July 2012 [Member]	Jul. 31, 2012 5.875% Notes and Debentures Due 15 July 2012 [Member]	Dec. 31, 2011 5.875% Notes and Debentures Due 15 July 2012 [Member]
Debt Instrument [Line Items]
Interest on notes											6.625%		7.75%		5.95%	5.95%		5.875%
Long term debt maturity date		Mar. 15, 2022									Apr. 15, 2018		Aug. 01, 2029		Mar. 15, 2022			Jul. 15, 2012
Long term debt notes		$ 3,628,000,000	$ 4,025,000,000			$ 400,000,000					$ 114,000,000	$ 114,000,000	$ 296,000,000	$ 296,000,000	$ 400,000,000					$ 791,000,000
Effective interest rate					6.50%
Company repurchased Notes in open-market transactions																	46,000,000
Premium paid on repurchase of notes	1,000,000
Issued notes		400,000,000																	745,000,000
Aggregate amount add back to future non-cash charges		250,000,000					1,250,000,000
Minimum Interest Coverage Ratio		2.25 to 1.00
Minimum Interest Coverage Ratio after Period		2.50 to 1.00
Debt to total adjusted capitalization ratio		65.00%
Borrowing capacity, maximum								500,000,000	150,000,000	250,000,000
Outstanding and unused Letters of Credit										78,000,000
Either rate per annum equal to lower of prime rate federal funds effective rate plus half percent plus applicable margin		0.50%
Either rate per annum equal to lower of prime rate federal funds effective LIBOR plus one percent plus applicable margin		1.00%
Additional borrowing capacity		873,000,000
Absorption of reduction to shareholders' equity to remain in compliance with covenant		470,000,000
Borrowings under Credit Agreement		0	0
Maturities of long term Debt in year 2013		206,000,000
Maturities of long term Debt in year 2014		1,000,000
Maturities of long term Debt in year 2015		501,000,000
Maturities of long term Debt in year 2016		1,001,000,000
Maturities of long term Debt in year 2017		301,000,000
Interest Paid		$ 269,000,000	$ 254,000,000	$ 241,000,000